Operating Segments (Details) - Schedule of Segment Adjusted Gross Profit - EUR (€) € in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Italy Solar [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		€ 529
Operating expenses
Depreciation expenses		(1)		(1)
Gross profit (loss)		528		(1)
Adjusted gross profit (loss)		528		(1)
Segment assets		50,898		36,183	[1]	43,071	[1]
Spain Solar [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		1,423		1,463		2,791
Operating expenses		(273)		(264)		(517)
Depreciation expenses		(460)		(458)		(912)
Gross profit (loss)		690		741		1,362
Adjusted gross profit (loss)		690		741		1,362
Segment assets		12,828		13,805	[1]	12,807	[1]
Ellomay Solar Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		513		2,080		4,051
Operating expenses		(337)		(882)		(1,825)
Depreciation expenses		(587)		(469)		(946)
Gross profit (loss)		(411)		729		1,280
Adjusted gross profit (loss)		(411)		729		1,280
Segment assets		19,345		20,675	[1]	19,691	[1]
Talasol Solar Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		8,973		12,666		24,971
Operating expenses		(2,252)		(3,125)		(5,786)
Depreciation expenses		(5,741)		(5,684)		(11,459)
Gross profit (loss)		980		3,857		7,726
Adjusted gross profit (loss)		980		3,857		7,726
Segment assets		224,778		230,428	[1]	231,142	[1]
USA Solar [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets		38,794		1,091	[1]	6,612	[1]
Bio Gas Netherland [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		8,018		8,790		17,021
Operating expenses		(6,661)		(7,574)		(14,733)
Depreciation expenses		(1,442)		(1,204)		(2,670)
Gross profit (loss)		(85)		12		(382)
Adjusted gross profit (loss)		(85)		12		(382)
Segment assets		31,411		31,910	[1]	31,164	[1]
Dorad srael [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		29,803		30,305		63,973
Operating expenses		(22,088)		(22,588)		(47,322)
Depreciation expenses		(2,716)		(2,871)		(5,689)
Gross profit (loss)		4,999		4,846		10,962
Adjusted gross profit (loss)		4,999		4,846		10,962
Segment assets		98,481		99,033	[1]	97,339	[1]
Manara Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets		176,865		157,457	[1]	172,096	[1]
Solar Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	[2]	278		459		675
Operating expenses	[2]	(142)		(183)		(342)
Depreciation expenses	[2]	(48)		(236)		(461)
Gross profit (loss)	[2]	88		40		(128)
Adjusted gross profit (loss)	[2]	317	[3]	678	[4]	1,223	[5]
Segment assets	[2]			31,635	[1]	28,297	[1]
Reportable Segments [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		49,537		55,763		113,482
Operating expenses		(31,753)		(34,616)		(70,525)
Depreciation expenses		(10,995)		(10,923)		(22,137)
Gross profit (loss)		6,789		10,224		20,820
Adjusted gross profit (loss)		7,018		10,862		22,171
Segment assets		653,400		622,217	[1]	642,219	[1]
Reconciliations [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		(30,081)		(30,764)		(64,648)
Operating expenses		22,230		22,771		47,664
Depreciation expenses		2,764		3,097		6,125
Gross profit (loss)		(5,087)		(4,896)		(10,859)
Adjusted gross profit (loss)		(5,316)		(5,534)		(12,210)
Segment assets		(18,618)		(17,614)	[1]	(29,367)	[1]
Consolidated [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		19,456		24,999		48,834
Operating expenses		(9,523)		(11,845)		(22,861)
Depreciation expenses		(8,231)		(7,826)		(16,012)
Gross profit (loss)		1,702		5,328		9,961
Adjusted gross profit (loss)		1,702		5,328		9,961
Project development costs		(2,281)		(2,192)		(4,465)
General and administrative expenses		(3,034)		(2,816)		(5,283)
Share of profits of equity accounted investee		1,809		1,541		4,320
Operating profit (loss)		(1,804)		1,861		4,533
Financing income		2,424		8,188		8,747
with derivatives and warrants, net		2,852		(476)		251
Financing expenses		(7,886)		(6,699)		(12,555)
Profit (loss) before taxes on Income		(4,414)		3,350		976
Segment assets		€ 634,782		€ 604,603	[1]	€ 612,852	[1]

[1]	Reclassified
[2]	The results of the Talmei Yosef solar plant are presented as a discontinued operation.
[3]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[4]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,032 thousand) and depreciation expenses (approximately €935 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[5]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.